Per Share Amounts (Tables)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Schedule Representing Per Share Amounts

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Net Earnings (Loss)	1,286	820	2,996	2,996
Effect of Cumulative Dividends on Preferred Shares	(2)	(9)	(12)	(27)
Net Earnings (Loss) – Basic	1,284	811	2,984	2,969
Effect of Stock-Based Compensation	—	(31)	(1)	6
Net Earnings (Loss) – Diluted	1,284	780	2,983	2,975

Basic – Weighted Average Number of Shares (thousands)	1,788,901	1,848,035	1,806,851	1,858,364
Dilutive Effect of Warrants	2,251	3,729	2,416	5,039
Dilutive Effect of Stock-Based Compensation	1,628	11,548	1,819	9,221
Diluted – Weighted Average Number of Shares (thousands)	1,792,780	1,863,312	1,811,086	1,872,624

Net Earnings (Loss) Per Common Share – Basic ($)	0.72	0.44	1.65	1.60
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	0.72	0.42	1.65	1.59
(1)For the three and nine months ended September 30, 2025, 25.1 million and 24.6 million, respectively (2024 — 3.0 million and 11.5 million, respectively) common shares related to the assumed exercise of stock-based compensation were excluded from the calculation of dilutive net earnings (loss) per share, as the effect was anti-dilutive.
Disclosure Of Dividends To Shareholders

	2025		2024
For the nine months ended September 30,	Per Share	Amount	Per Share	Amount
Base Dividends	0.580	1,047	0.500	925
Variable Dividends	—	—	0.135	251
Total Common Share Dividends Declared and Paid	0.580	1,047	0.635	1,176
C) Preferred Share Dividends

For the nine months ended September 30,	2025	2024
Series 1 First Preferred Shares	5	5
Series 2 First Preferred Shares	1	2
Series 3 First Preferred Shares	—	9
Series 5 First Preferred Shares	2	7
Series 7 First Preferred Shares	4	4
Total Preferred Share Dividends Declared	12	27